NON-CONTROLLING INTEREST (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Paid-in capital	$ 0	$ 713,787
Accumulated deficit	0	(112,365)
Accumulated other comprehensive income	0	266,404
Non-controlling interest	$ 0	$ 867,826